Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Present Value of Lease Payments for Remaining Lease Term
Based on the present value of the lease payments for the remaining lease term of the Company’s existing leases, the Company’s right-of-use
assets and lease liabilities for operating leases as of December 31, 2020 and 2019 were as follows:

		December 31, 2020	December 31, 2019
(in thousands)	Classification
Assets
Operating lease right-of-use assets	Other assets	$49,772	$93,924
Liabilities
Current operating lease liabilities	Other accrued expenses	20,894	34,072
Noncurrent operating lease liabilities	Other long-term liabilities	44,737	84,902

Total lease liabilities		$65,631	$118,974

Schedule of Right-of-use Assets and Related Lease Liabilities
Information related to the Company’s
right-of-use
assets and related lease liabilities were as follows:

	Year Ended December 31,
(in thousands)	2020	2019
Cash paid for operating lease liabilities	$42,670	$32,229
Right-of-use assets obtained in exchange for new operating lease obligations	7,496	40,536
Weighted-average remaining lease term	4.7 years	4.4 years
Weighted-average discount rate	9.8%	10.0%

Schedule of Maturities of Lease Liabilities
Maturities of lease liabilities as of December 31, 2020 were as follows:

(in thousands)
2021	$27,323
2022	17,691
2023	11,748
2024	8,962
2025	5,266
Thereafter	7,004

Total lease payments	$77,994
Less imputed interest	(12,363)

Present value of lease liabilities	$65,631